Convertible Debt (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 15, 2020	Mar. 31, 2020	Dec. 31, 2019	May 30, 2020	Dec. 31, 2018
Debenture Discount
Convertible Debenture		$ 3,308,388	$ 3,361,337
Debentures [Member]
Convertible Debt, gross	$ 3,011,497	3,464,737	8,529,751
Repaid		(7,496)
Conversion to equity		(338,077)	(5,240,736)	$ 56,656
Foreign exchange movements		(107,667)	175,722
Convetible debt, ending		3,011,497	3,464,737
Accrued Interest
Accrued interest, opening balance	528,502	524,227	520,523
Interest expense		79,300	719,004
Repaid	9,025	(1,499)
Conversion to equity		(57,176)	(731,731)
Foreign exchange movements		(16,350)	15,504
Accrued interest, ending balance		528,502	524,227
Debenture Discount
Debenture Discount, opening balance	$ (231,611)	(627,627)	(4,587,228)
Amortization		396,016	3,959,601
Debenture Discount, ending balance		$ (231,611)	$ (627,627)
Convertible Debenture					$ 4,463,046